Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
Deferred Revenue

Deferred revenue represents cash consideration received that is yet to be recognized as revenue. Total deferred revenue was $190 million as of December 31, 2015, including $98 million in current deferred revenue and $92 million in non-current deferred revenue. See Note 2 for a description of our annual listing fee, original listing fee, other listing fee and data services fee revenues and the revenue recognition policy for each of these revenue streams. The changes in our deferred revenue during the years ended December 31, 2015 and 2014 are as follows (in millions):

	Annual Listing Fee Revenue	Original Listing Fee Revenues	Other Listing Fee Revenues	Data Services Fee and Other Revenues	Total
Deferred revenue balance at January 1, 2014	$—	$7	$3	$56	$66
Additions	330	31	47	114	522
Amortization	(330)	(3)	(4)	(97)	(434)
De-consolidation of Euronext and NYSE Technologies (Note 16)	—	—	—	(18)	(18)
Deferred revenue balance at December 31, 2014	—	35	46	55	136
Additions	358	20	29	181	588
Amortization	(358)	(5)	(16)	(155)	(534)
Deferred revenue balance at December 31, 2015	$—	$50	$59	$81	$190

As of December 31, 2015, we estimate that our deferred revenue will be recognized in the following years (in millions):

	Original Listing Fee Revenues	Other Listing Fee Revenues	Data Services Fee and Other Revenues	Total
2016	$7	$15	$76	$98
2017	7	15	2	24
2018	7	11	1	19
2019	7	10	1	18
2020	6	6	—	12
Thereafter	16	2	1	19
Total	$50	$59	$81	$190

Deferred Revenue Recognition Schedule
As of December 31, 2015, we estimate that our deferred revenue will be recognized in the following years (in millions):

	Original Listing Fee Revenues	Other Listing Fee Revenues	Data Services Fee and Other Revenues	Total
2016	$7	$15	$76	$98
2017	7	15	2	24
2018	7	11	1	19
2019	7	10	1	18
2020	6	6	—	12
Thereafter	16	2	1	19
Total	$50	$59	$81	$190

Deferred Revenue Rollforward
The changes in our deferred revenue during the years ended December 31, 2015 and 2014 are as follows (in millions):

	Annual Listing Fee Revenue	Original Listing Fee Revenues	Other Listing Fee Revenues	Data Services Fee and Other Revenues	Total
Deferred revenue balance at January 1, 2014	$—	$7	$3	$56	$66
Additions	330	31	47	114	522
Amortization	(330)	(3)	(4)	(97)	(434)
De-consolidation of Euronext and NYSE Technologies (Note 16)	—	—	—	(18)	(18)
Deferred revenue balance at December 31, 2014	—	35	46	55	136
Additions	358	20	29	181	588
Amortization	(358)	(5)	(16)	(155)	(534)
Deferred revenue balance at December 31, 2015	$—	$50	$59	$81	$190